Condensed Financial Information of Parent Company Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Current assets:
Cash and cash equivalents	$ 417,166	$ 428,261	$ 317,260	$ 281,104
Amounts due from related parties	2,372
Total current assets	1,070,832	895,376
Long term investment	8,267	2,002
Total assets	1,353,441	1,128,817	863,370
Current liabilities:
Accrued expenses and other current liabilities	131,499	99,773
Amounts due to related parties	1,101	164
Total current liabilities	489,835	438,303
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2012 and 2013, respectively; 158,379,387 and 156,695,987 shares issued and outstanding as of May 31, 2012 and 2013, respectively)	1,573	1,555
Treasury stock	17
Additional paid-in capital	164,336	161,485
Retained earnings	500,770	386,971
Accumulated other comprehensive income	82,867	55,138
Total equity	857,252	690,402
Total liabilities and equity	1,353,441	1,128,817
Parent Company [Member]
Current assets:
Cash and cash equivalents	28,653	62,994	53,887	51,728
Prepaid expense and other current assets	5,656	6,598
Amounts due from related parties	24,909	28,644
Total current assets	59,218	98,236
Long term investment	3,000	2,000
Investments in subsidiaries and VIE	841,832	645,675
Total assets	904,050	745,911
Current liabilities:
Accrued expenses and other current liabilities	12,051	3,447
Amounts due to related parties	34,747	2,062
Dividend payable		50,000
Total current liabilities	46,798	55,509
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2012 and 2013, respectively; 158,379,387 and 156,695,987 shares issued and outstanding as of May 31, 2012 and 2013, respectively)	1,573	1,555
Treasury stock	(17)
Additional paid-in capital	164,336	161,485
Retained earnings	608,493	472,224
Accumulated other comprehensive income	82,867	55,138
Total equity	857,252	690,402
Total liabilities and equity	$ 904,050	$ 745,911